SHARE CAPITAL	6 Months Ended
Jun. 30, 2020
SHARE CAPITAL [Abstract]
SHARE CAPITAL	SHARE CAPITAL
The authorized share capital of the Company as of June 30, 2020 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 197,692,321 shares (December 31, 2019: 196,894,321 shares) of $1.00 par value each are in issue and fully paid.

In January 2020, the Company issued 798,000 ordinary shares under its share options scheme, the Frontline Scheme, to Robert Hvide Macleod at a strike share price of $7.30 per share.